Average Annual Total Returns - AMG Managers Brandywine Fund	Feb. 01, 2021
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	20.89%
5 Years	15.43%
10 Years	13.79%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Class I
Average Annual Return:
1 Year	29.71%
5 Years	16.20%
10 Years	10.87%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	25.70%
5 Years	14.94%
10 Years	10.27%
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	20.37%
5 Years	13.00%
10 Years	8.98%